Trade payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables

27 Trade payables

Trade payables as at December 31, 2023 and 2022 are analysed as follows:

	31/12/23	31/12/22
Invoices received - supplier not part of factoring facility	38,863	42,609
Invoices received - supplier factoring facility	9,758	14,294
Accruals for invoices to be received	12,267	21,496
Total	60,888	78,399

Trade payables mainly represent amounts payable for purchases of goods and services in Italy and abroad.

Trade payables include amounts due to related parties amounting to 75 and 59 as at December 31, 2023 and 2022, respectively (see note 43).

The Parent participates in a supply chain finance programme (SCF) under which certain of its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivables from the Parent. Under the arrangement, a bank agrees to pay amounts to a participating supplier in respect of invoices owed by the Parent and receives settlement from the Parent at a later date. The principal purpose of this programme is to facilitate efficient payment processing and enable the willing suppliers to sell their receivables due from the Parent to a bank before their due date.

The Parent has not derecognised the original liabilities to which the arrangement applies because neither a legal release was obtained nor was the original liability substantially modified on entering into the arrangement. From the Parent’s perspective, the arrangement does not significantly extend payment terms beyond the normal terms agreed with other suppliers that have not elected to participate in the program. The Parent, therefore, presents the amounts factored by these suppliers as trade payables because the nature and function of the financial liability remain the same as those of other trade payables but discloses disaggregated amounts in this note. All payables under the SCF program are classified as current as at December 31, 2023 and 2022.

The payments to the bank are included within operating cash flows because they continue to be part of the Group’s normal operating cycle and their principal nature remains operating – i.e., payments for the purchase of goods and services.